Intangible Assets (Details) - Schedule of composition of intangible assets $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)
Intangible Assets (Details) - Schedule of composition of intangible assets [Line Items]
Net balance at beginning (in Pesos)	$ 73,389	$ 73,389	$ 66,923
Net balance at ending		$ 82,537	$ 73,389	$ 73,389
Licences [member]
Intangible Assets (Details) - Schedule of composition of intangible assets [Line Items]
Average remaining useful life
Net balance at beginning (in Pesos)			$ 82
Net balance at ending
Software Development [Member]
Intangible Assets (Details) - Schedule of composition of intangible assets [Line Items]
Average remaining useful life	2 years	2 years	2 years	2 years
Net balance at beginning (in Pesos)	$ 73,389	$ 73,389	$ 66,841
Net balance at ending		82,537	$ 73,389	$ 73,389
Gross Carrying Amount [Member]
Intangible Assets (Details) - Schedule of composition of intangible assets [Line Items]
Gross balance		284,534		250,002
Gross Carrying Amount [Member] | Licences [member]
Intangible Assets (Details) - Schedule of composition of intangible assets [Line Items]
Gross balance		35,997		35,997
Gross Carrying Amount [Member] | Software Development [Member]
Intangible Assets (Details) - Schedule of composition of intangible assets [Line Items]
Gross balance		248,537		214,005
Accumulated Depreciation and Amortisation [Member]
Intangible Assets (Details) - Schedule of composition of intangible assets [Line Items]
Accumulated amortization		(201,997)		(176,613)
Accumulated Depreciation and Amortisation [Member] | Licences [member]
Intangible Assets (Details) - Schedule of composition of intangible assets [Line Items]
Accumulated amortization		(35,997)		(35,997)
Accumulated Depreciation and Amortisation [Member] | Software Development [Member]
Intangible Assets (Details) - Schedule of composition of intangible assets [Line Items]
Accumulated amortization		$ (166,000)		$ (140,616)